Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Registrant [Abstract]
Condensed Financial Information of Registrant

Condensed Financial Information

(Parent Company Only)

December 31, 2011 and 2010

(In millions, except share and per share data)

	2011	2010
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $4,350 and $2,691, respectively)	$4,419	$2,740
Equity securities available-for-sale, at estimated fair value (cost: $17 and $18, respectively)	13	15
Short-term investments, principally at estimated fair value	667	33
Other invested assets, at estimated fair value	275	114

Total investments	5,374	2,902
Cash and cash equivalents	309	624
Accrued investment income	44	42
Investment in subsidiaries	74,281	64,060
Loans to subsidiaries	—	1,275
Receivables from subsidiaries	165	73
Other assets	1,201	1,320

Total assets	$81,374	$70,296

Liabilities and Stockholders’ Equity
Liabilities
Payables for collateral under securities loaned and other transactions	$1,180	$660
Long-term debt — unaffiliated	15,666	16,258
Long-term debt — affiliated	500	665
Collateral financing arrangements	2,797	2,797
Junior subordinated debt securities	1,748	1,748
Other liabilities	1,964	1,315

Total liabilities	23,855	23,443

Stockholders’ Equity
Preferred stock, par value $0.01 per share; 200,000,000 shares authorized:
Preferred stock, 84,000,000 shares issued and outstanding; $2,100 aggregate liquidation preference	1	1
Convertible preferred stock, 0 and 6,857,000 shares issued and outstanding at December 31, 2011 and 2010, respectively	—	—
Common stock, par value $0.01 per share; 3,000,000,000 shares authorized; 1,061,150,915 and 989,031,704 shares issued at December 31, 2011 and 2010, respectively; 1,057,957,028 and 985,837,817 shares outstanding at December 31, 2011 and 2010, respectively	11	10
Additional paid-in capital	26,782	26,423
Retained earnings	24,814	19,446
Treasury stock, at cost; 3,193,887 shares at December 31, 2011 and 2010	(172)	(172)
Accumulated other comprehensive income (loss)	6,083	1,145

Total stockholders’ equity	57,519	46,853

Total liabilities and stockholders’ equity	$81,374	$70,296

See accompanying notes to the condensed financial information.

	2011	2010	2009
Condensed Statements of Operations
Equity in earnings of subsidiaries	$6,979	$3,318	$(1,976)
Net investment income	121	144	153
Other income	155	144	155
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities	—	—	(23)
Other net investment gains (losses)	(146)	31	(85)

Total net investment gains (losses)	(146)	31	(108)
Net derivative gains (losses)	82	(81)	199
Interest expense	(1,007)	(882)	(776)
Other expenses	(149)	(319)	(202)

Income (loss) before provision for income tax	6,035	2,355	(2,555)
Provision for income tax expense (benefit)	(388)	(312)	(144)

Net income (loss)	6,423	2,667	(2,411)
Less: Preferred stock dividends	122	122	122
Preferred stock redemption premium	146	—	—

Net income (loss) available to common shareholders	$6,155	$2,545	$(2,533)

Comprehensive income (loss)	$11,361	$6,861	$8,793

See accompanying notes to the condensed financial information.

	2011	2010	2009
Condensed Statements of Cash Flows
Cash flows from operating activities
Net income (loss)	$6,423	$2,667	$(2,411)
Earnings of subsidiaries	(6,979)	(3,318)	1,976
Dividends from subsidiaries	2,578	916	515
Other, net	697	376	(458)

Net cash provided by (used in) operating activities	2,719	641	(378)

Cash flows from investing activities
Sales of fixed maturity securities	3,265	7,422	1,005
Purchases of fixed maturity securities	(4,787)	(6,542)	(3,002)
Sales of equity securities	1	5	—
Purchases of equity securities	—	—	(3)
Cash received in connection with freestanding derivatives	257	200	239
Cash paid in connection with freestanding derivatives	(276)	(450)	(496)
Sales of businesses	180	—	130
Disposal of subsidiary	—	—	(19)
Purchases of businesses	—	(7,196)	—
Expense paid on behalf of subsidiaries	(75)	(72)	(69)
Repayments of loans to subsidiaries	1,275	300	—
Investment in preferred stock of subsidiary	(250)	(50)	(75)
Returns of capital from subsidiaries	591	54	—
Capital contributions to subsidiaries	(1,439)	(374)	(876)
Net change in short-term investments	(620)	271	772
Other, net	(10)	(35)	186

Net cash used in investing activities	(1,888)	(6,467)	(2,208)

Cash flows from financing activities
Net change in payables for collateral under securities loaned and other transactions	520	233	84
Net change in change in short-term debt	—	—	(300)
Long-term debt issued	—	2,987	1,647
Long-term debt repaid	(750)	—	—
Cash received in connection with collateral financing arrangements	100	—	775
Cash paid in connection with collateral financing arrangements	(63)	—	(400)
Junior subordinated debt securities issued	—	—	500
Debt issuance costs	(1)	(14)	(30)
Stock options exercised	88	5	8
Common stock issued, net of issuance costs	2,950	3,576	—
Common stock issued to settle stock forward contracts	—	—	1,035
Redemption of convertible preferred stock	(2,805)	—	—
Preferred stock redemption premium	(146)	—	—
Dividends on preferred stock	(122)	(122)	(122)
Dividends on common stock	(787)	(784)	(610)
Other, net	(130)	(110)	—

Net cash (used in) provided by financing activities	(1,146)	5,771	2,587

Change in cash and cash equivalents	(315)	(55)	1
Cash and cash equivalents, beginning of year	624	679	678

Cash and cash equivalents, end of year	$309	$624	$679

Supplemental disclosures of cash flow information:
Net cash paid (received) during the year for:
Interest	$997	$808	$704

Income tax	$(659)	$(474)	$104

Non-cash transactions during the year:
Business acquisitions:
Assets acquired (1)	$—	$125,728	$—
Liabilities assumed (1)	—	(109,306)	—
Redeemable and non-redeemable noncontrolling interests assumed	—	(130)	—

Net assets acquired	—	16,292	—
Cash paid, excluding transaction costs of $0, $88 and $0, respectively	—	(7,196)	—
Other purchase price adjustments	—	98	—

Securities issued	$—	$9,194	$—

Remarketing of debt securities:
Fixed maturity securities redeemed	$—	$—	$32

Long-term debt issued	$—	$—	$1,035

Junior subordinated debt securities redeemed	$—	$—	$1,067

Issuance of collateral financing arrangements	$—	$—	$105

Dividends from subsidiaries	$170	$874	$—

Returns of capital from subsidiaries	$47	$—	$—

Capital contributions to subsidiaries	$316	$—	$105

Allocation of interest expense to subsidiary	$29	$30	$44

Allocation of interest income to subsidiary	$68	$46	$56

Issuance of loan to subsidiary via transfer of fixed maturity securities	$—	$—	$300

(1)	The 2010 amounts include measurement period adjustments described in Note 2 of the Notes to the Consolidated Financial Statements.

MetLife, Inc.

Schedule II

Notes to the Condensed Financial Information

(Parent Company Only)

1.  Basis of Presentation

The condensed financial information of MetLife, Inc. (the “Parent Company”) should be read in conjunction with the consolidated financial statements of MetLife, Inc. and its subsidiaries and the notes thereto (the “Consolidated Financial Statements”). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for MetLife, Inc. Investments in subsidiaries are accounted for using the equity method of accounting.

The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2.  Acquisition

On November 1, 2010, MetLife, Inc. acquired all of the issued and outstanding capital stock of American Life Insurance Company (“American Life”) and Delaware American Life Insurance Company (“DelAm”) (collectively, “ALICO”). For further information on the $16.4 billion purchase price including cash, common stock, convertible preferred stock and common equity units, as well as on the capital raised in anticipation of the acquisition, see Notes 2, 11, 14 and 18 of the Notes to the Consolidated Financial Statements.

3.  Loans to Subsidiaries

MetLife, Inc. lends funds, as necessary, to its subsidiaries, some of which are regulated, to meet their capital requirements. Such loans are included in loans to subsidiaries and consisted of the following at:

			December 31,
Subsidiaries	Interest Rate	Maturity Date	2011	2010
			(In millions)
Metropolitan Life Insurance Company	Six-month LIBOR + 1.80%	December 31, 2011	$—	$775
Metropolitan Life Insurance Company	7.13%	December 15, 2032	—	400
Metropolitan Life Insurance Company	7.13%	January 15, 2033	—	100

Total			$—	$1,275

On December 15, 2011, Metropolitan Life Insurance Company (“MLIC”) repaid in cash the $400 million and $100 million capital notes issued to MetLife, Inc. in December 2002.

In September and November 2011, American Life issued notes to MetLife, Inc. for $100 million and $270 million, respectively. American Life repaid both notes during the fourth quarter of 2011.

In December 2009, the $700 million surplus note issued to MetLife, Inc. by MLIC was renewed and increased to $775 million, extending the maturity to December 31, 2011 with an interest rate of six-month LIBOR + 1.80%. In April 2011, MLIC repaid in cash the $775 million surplus note. The early redemption was approved by the New York Superintendent of Insurance.

In December 2009, MLIC issued a surplus note to MetLife, Inc. for $300 million maturing in 2011 with an interest rate of six-month LIBOR + 1.80%. MLIC received securities in exchange for the surplus note. On December 29, 2010, MLIC repaid the $300 million surplus note to MetLife, Inc. in cash.

Interest income earned on loans to subsidiaries of $40 million, $63 million and $50 million for the years ended December 31, 2011, 2010 and 2009, respectively, is included in net investment income.

Payments of interest and principal on surplus notes, which are subordinate to all other obligations of the issuing company, may be made only with the prior approval of the insurance department of the state of domicile.

4.  Long-term and Short-term Debt

Long-term Debt

Long-term debt outstanding was as follows:

	Interest Rates			December 31,
	Range	Weighted Average	Maturity	2011	2010
				(In millions)
Senior notes — unaffiliated	0.57%-7.72%	4.84%	2012-2045	$ 15,666	$ 16,258
Senior notes — affiliated (1)	5.00%-6.82%	5.48%	2011	—	165
Other affiliated debt	0.95%-1.07%	1.01%	2015-2016	500	500

Total				$ 16,166	$ 16,923

(1)	Represents $165 million of affiliated senior notes associated with bonds held by ALICO at December 31, 2010. Such bonds were sold to a third party in the second quarter of 2011.

The aggregate maturities of long-term debt at December 31, 2011 for the next five years and thereafter are $797 million in 2012, $749 million in 2013, $1.4 billion in 2014, $1.3 billion in 2015, $1.5 billion in 2016 and $10.5 billion thereafter.

Short-term Debt

There was no short-term debt outstanding at both December 31, 2011 and 2010. During the year ended December 31, 2009, the weighted average interest rate on short-term debt was 1.25%. During the year ended December 31, 2009, the average daily balance on short-term debt was $5 million, and the average days outstanding was six days. There was no short-term debt activity in 2011 and 2010.

Interest Expense

Interest expense was comprised of the following:

	December 31,
	2011	2010	2009
	(In millions)
Long-term debt — unaffiliated	$806	$689	$589
Long-term debt — affiliated	16	15	16
Collateral financing arrangements	43	44	59
Junior subordinated debt securities	134	134	112
Stock purchase contracts	8	—	—

Total	$1,007	$882	$776

5.  Support Agreements

MetLife, Inc. is party to various capital support commitments and guarantees with certain of its subsidiaries. Under these arrangements, MetLife, Inc. has agreed to cause each such entity to meet specified capital and surplus levels or has guaranteed certain contractual obligations.

In June 2011, MetLife, Inc. guaranteed the obligations of its subsidiary, DelAm, under a stop loss reinsurance agreement with RGA Reinsurance (Barbados) Inc. (“RGARe”), pursuant to which RGARe retrocedes to DelAm a portion of the whole life medical insurance business that RGARe assumed from American Life on behalf of its Japan branch.

Prior to the sale in April 2011 of its 50% interest in MSI MetLife to a third party, MetLife, Inc. guaranteed the obligations of its subsidiary, Exeter Reassurance Company, Ltd. (“Exeter”), under a reinsurance agreement with MSI MetLife, under which Exeter reinsures variable annuity business written by MSI MetLife. This guarantee will remain in place until such time as the reinsurance agreement between Exeter and MSI MetLife is terminated, notwithstanding the April 2011 disposition of MetLife, Inc.’s interest in MSI MetLife as described in Note 2 of the Notes to the Consolidated Financial Statements.

In March 2011, MetLife, Inc. guaranteed the obligations of its subsidiary, Missouri Reinsurance (Barbados) Inc. (“MoRe”), under a retrocession agreement with RGARe, pursuant to which MoRe retrocedes a portion of the closed block liabilities associated with industrial life and ordinary life insurance policies that it assumed from MLIC.

In November 2010, MetLife, Inc. guaranteed the obligations of Exeter in an aggregate amount up to $1.0 billion, under a reinsurance agreement with MetLife Europe Limited (“MEL”), under which Exeter reinsures the guaranteed living benefits and guaranteed death benefits associated with certain unit-linked annuity contracts issued by MEL.

In January 2010, MetLife, Inc. guaranteed the obligations of MoRe, under a retrocession agreement with RGARe, pursuant to which MoRe retrocedes certain group term life insurance liabilities that it assumed from MLIC.

In December 2009, MetLife, Inc., in connection with MetLife Reinsurance Company of Vermont’s (“MRV”) reinsurance of certain universal life and term life insurance risks, committed to the Vermont Department of Banking, Insurance, Securities and Health Care Administration to take necessary action to cause the third protected cell of MRV to maintain total adjusted capital equal to or greater than 200% of such protected cell’s authorized control level risk-based capital (“RBC”), as defined in state insurance statutes. See Note 11 of the Notes to the Consolidated Financial Statements.

MetLife, Inc., in connection with MRV’s reinsurance of certain universal life and term life insurance risks, committed to the Vermont Department of Banking, Insurance, Securities and Health Care Administration to take necessary action to cause each of the two initial protected cells of MRV to maintain total adjusted capital equal to or greater than 200% of such protected cell’s authorized control level RBC, as defined in state insurance statutes. See Note 11 of the Notes to the Consolidated Financial Statements.

MetLife, Inc., in connection with the collateral financing arrangement associated with MetLife Reinsurance Company of Charleston’s (“MRC”) reinsurance of a portion of the liabilities associated with the closed block, committed to the South Carolina Department of Insurance to make capital contributions, if necessary, to MRC so that MRC may at all times maintain its total adjusted capital at a level of not less than 200% of the company action level RBC, as defined in state insurance statutes as in effect on the date of determination or December 31, 2007, whichever calculation produces the greater capital requirement, or as otherwise required by the South Carolina Department of Insurance. See Note 12 of the Notes to the Consolidated Financial Statements.

MetLife, Inc., in connection with the collateral financing arrangement associated with MetLife Reinsurance Company of South Carolina’s (“MRSC”) reinsurance of universal life secondary guarantees, committed to the South Carolina Department of Insurance to take necessary action to cause MRSC to maintain total adjusted capital equal to the greater of $250,000 or 100% of MRSC’s authorized control level RBC, as defined in state insurance statutes. See Note 12 of the Notes to the Consolidated Financial Statements.

MetLife, Inc. has net worth maintenance agreements with two of its insurance subsidiaries, MetLife Investors Insurance Company and First MetLife Investors Insurance Company. Under these agreements, as subsequently amended, MetLife, Inc. agreed, without limitation as to the amount, to cause each of these subsidiaries to have a minimum capital and surplus of $10 million, total adjusted capital at a level not less than 150% of the company action level RBC, as defined by state insurance statutes, and liquidity necessary to enable it to meet its current obligations on a timely basis.

MetLife, Inc. also guarantees the obligations of a number of its subsidiaries under credit facilities with third-party banks. See Note 11 of the Notes to the Consolidated Financial Statements.

6.  Subsequent Events

In September 2012, $750 million of senior notes held by MLIC were reassigned from Exeter Reassurance Company (“Exeter”), an affiliate, to MetLife, Inc. MetLife, Inc. received $750 million of preferred stock of Exeter in exchange for the assumed debt. In September 2012, $250 million of the assumed senior notes matured, and in October 2012, $250 million of senior notes were then issued by MetLife, Inc. to MLIC. The $500 million of senior notes maturing in June 2014 bear interest at a fixed rate of 6.44%, payable semi-annually. The $250 million of senior notes maturing in October 2019 bear interest at a fixed rate of 3.57%, payable semi-annually.

MetLife, Inc.

Schedule III